Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Beginning Balance	$ 29,683	$ 26,084
Increases related to prior year tax positions		171
Decreases related to prior year tax positions	(15,139)	(598)
Increases related to current year tax positions	2,383	5,973
Settlements	(6,644)	(220)
Lapse of statute of limitations	(484)	(1,727)
Ending Balance	$ 9,799	$ 29,683